FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2015
FAIR VALUE MEASUREMENT
Schedule of inputs into the fair value measurements of the Company's assets or liabilities that are measured at fair value on a recurring basis

	Fair Value Measurements Using
As of December 31, 2015	Total Fair Value and Carrying Value on the Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	$	$	$	$
Assets:
Foreign exchange forward contracts	1,924	—	1,924	—
Commodity hedge	2,072	—	2,072	—
Interest rate swaption	4,335	—	4,335	—

Total Assets	8,331	—	8,331	—

Liabilities:
Interest rate swap	21,546	—	21,546	—
Warrants	25,265	—	25,265	—
Foreign exchange forward contracts	5,775	—	5,775	—

Total Liabilities	52,586	—	52,586	—

	Fair Value Measurements Using
As of December 31, 2014	Total Fair Value and Carrying Value on the Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	$	$	$	$
Assets:
Foreign exchange forward contracts	9,643	—	9,643	—

Liabilities:
Foreign exchange forward contracts	445	—	445	—

Schedule of effect of fair value of derivative instruments on the consolidated balance sheets

	Fair Value of Derivative Assets
	At December 31, 2014		At December 31, 2015
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
		$		$
Foreign exchange forward contracts	Derivatives assets—current	9,643	Derivatives assets—current	1,924
Interest rate swaption	—	—	Derivatives assets—current	4,335
Commodity hedge	—	—	Derivatives assets—non-current	2,072

	Total	9,643	Total	8,331

	Fair Value of Derivative Liabilities
	At December 31, 2014		At December 31, 2015
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
		$		$
Foreign exchange forward contracts	Derivatives liabilities—current	445	Derivatives liabilities—current	5,775
Warrants	—	—	Derivatives liabilities—current	25,265
Interest rate swap	—	—	Derivatives liabilities—current	4,188
Interest rate swap	—	—	Derivatives liabilities—non-current	17,358

	Total	445	Total	52,586

Schedule of effect of derivative instruments on consolidated statements of operations

		Amount of Gain (Loss) Recognized in Statements of Operations
		Years Ended December 31
	Location of Gain (Loss) Recognized in Statements of Operations
		2013	2014	2015
		$	$	$
Foreign exchange forward contracts	Gain(Loss) on change in fair value of derivatives	10,460	19,656	(3,738)
Foreign exchange option contracts	Gain(Loss) on change in fair value of derivatives	304	—	—
Change in fair value of warrants	Gain(Loss) on change in fair value of derivatives	—	—	(8,887)
Commodity hedge	Gain(Loss) on change in fair value of derivatives	—	—	(7)
Interest rate swaption	Gain(Loss) on change in fair value of derivatives	—	—	(107)
Interest rate swap	Gain(Loss) on change in fair value of derivatives	—	—	543

	Total	10,764	19,656	(12,196)